Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	LUCKY STRIKE ENTERTAINMENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40142
Entity Tax Identification Number	98-1632024
Entity Address, Address Line One	7313 Bell Creek Road
Entity Address, City or Town	Mechanicsville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23111
City Area Code	804
Local Phone Number	417-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	LUCK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001840572